SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Unrecognized tax benefits, including interest and penalties	$ 5,683	$ 4,776
Obligations for severance compensation	2,560	2,180
Finance lease liabilities - long-term portion	$ 1,127	$ 720
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total other liabilities	Total other liabilities
Total other liabilities	$ 9,370	$ 7,676